Cover	Jul. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2025
Entity File Number	001-09341
Entity Registrant Name	iCAD, INC.
Entity Central Index Key	0000749660
Entity Tax Identification Number	02-0377419
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Townsend West
Entity Address, Address Line Two	Suite 6
Entity Address, City or Town	Nashua
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03063
City Area Code	(603)
Local Phone Number	882-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ICAD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false